UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2024

Date of reporting period:	8/31/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Muni High Income Fund
Class A:
PRHAX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class A	$85	0.81%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve held policy rates steady. Meanwhile, municipal bond issuance picked up in the first half of
2024 due to deferred maintenance and stabilizing project costs amid slowing inflation, moderating economic data, and upcoming elections.
Despite downgraded outlooks for California and Maryland, strong fundamentals (e.g., healthy tax collections, robust rainy-day funds, and upgrades that outpaced downgrades) provided a positive backdrop for demand, and spreads tightened.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: a significant overweight to the long end of the yield curve (despite front-end rates rallying more than long-end rates and the portfolio’s yield curve flattener positioning); and an overweight to healthcare and charter schools as spreads tightened. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. A yield curve flattener is an interest rate environment in which long-term rates are decreasing more quickly than short-term rates.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning as municipal bond rates rallied, and security selection within school and city general obligation bonds. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.
MF133EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	6.75%	0.74%	2.89%
Class A without sales charges	10.34%	1.41%	3.23%
Bloomberg Municipal High Yield Bond Index	12.38%	2.85%	4.51%
Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)	9.20%	1.96%	3.48%
Broad-Based Securities Market Index: Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 805,560,972
Number of fund holdings	414
Total advisory fees paid for the year	$ 3,327,250
Portfolio turnover rate for the year	68%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.7
AA	13.6
A	21.2
BBB	20.9
BB	8.7
B	0.4
Not Rated	33.6
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Muni High Income Fund

SHARE CLASS	A
NASDAQ	PRHAX
CUSIP	74440M104
MF133EA

PGIM Muni High Income Fund
Class C:
PHICX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class C	$170	1.62%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve held policy rates steady. Meanwhile, municipal bond issuance picked up in the first half of
2024 due to deferred maintenance and stabilizing project costs amid slowing inflation, moderating economic data, and upcoming elections.
Despite downgraded outlooks for California and Maryland, strong fundamentals (e.g., healthy tax collections, robust rainy-day funds, and upgrades that outpaced downgrades) provided a positive backdrop for demand, and spreads tightened.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: a significant overweight to the long end of the yield curve (despite front-end rates rallying more than long-end rates and the portfolio’s yield curve flattener positioning); and an overweight to healthcare and charter schools as spreads tightened. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. A yield curve flattener is an interest rate environment in which long-term rates are decreasing more quickly than short-term rates.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning as municipal bond rates rallied, and security selection within school and city general obligation bonds. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.
MF133EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	8.45%	0.62%	2.44%
Class C without sales charges	9.45%	0.62%	2.44%
Bloomberg Municipal High Yield Bond Index	12.38%	2.85%	4.51%
Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)	9.20%	1.96%	3.48%
Broad-Based Securities Market Index: Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 805,560,972
Number of fund holdings	414
Total advisory fees paid for the year	$ 3,327,250
Portfolio turnover rate for the year	68%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.7
AA	13.6
A	21.2
BBB	20.9
BB	8.7
B	0.4
Not Rated	33.6
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Muni High Income Fund

SHARE CLASS	C
NASDAQ	PHICX
CUSIP	74440M302
MF133EC

PGIM Muni High Income Fund
Class Z:
PHIZX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class Z	$61	0.58%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve held policy rates steady. Meanwhile, municipal bond issuance picked up in the first half of
2024 due to deferred maintenance and stabilizing project costs amid slowing inflation, moderating economic data, and upcoming elections.
Despite downgraded outlooks for California and Maryland, strong fundamentals (e.g., healthy tax collections, robust rainy-day funds, and upgrades that outpaced downgrades) provided a positive backdrop for demand, and spreads tightened.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: a significant overweight to the long end of the yield curve (despite front-end rates rallying more than long-end rates and the portfolio’s yield curve flattener positioning); and an overweight to healthcare and charter schools as spreads tightened. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. A yield curve flattener is an interest rate environment in which long-term rates are decreasing more quickly than short-term rates.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning as municipal bond rates rallied, and security selection within school and city general obligation bonds. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.
MF133EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	10.72%	1.66%	3.48%
Bloomberg Municipal High Yield Bond Index	12.38%	2.85%	4.51%
Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)	9.20%	1.96%	3.48%
Broad-Based Securities Market Index: Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 805,560,972
Number of fund holdings	414
Total advisory fees paid for the year	$ 3,327,250
Portfolio turnover rate for the year	68%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.7
AA	13.6
A	21.2
BBB	20.9
BB	8.7
B	0.4
Not Rated	33.6
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Muni High Income Fund

SHARE CLASS	Z
NASDAQ	PHIZX
CUSIP	74440M401
MF133EZ

PGIM Muni High Income Fund
Class R6:
PHIQX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class R6	$52	0.49%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve held policy rates steady. Meanwhile, municipal bond issuance picked up in the first half of
2024 due to deferred maintenance and stabilizing project costs amid slowing inflation, moderating economic data, and upcoming elections.
Despite downgraded outlooks for California and Maryland, strong fundamentals (e.g., healthy tax collections, robust rainy-day funds, and upgrades that outpaced downgrades) provided a positive backdrop for demand, and spreads tightened.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: a significant overweight to the long end of the yield curve (despite front-end rates rallying more than long-end rates and the portfolio’s yield curve flattener positioning); and an overweight to healthcare and charter schools as spreads tightened. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. A yield curve flattener is an interest rate environment in which long-term rates are decreasing more quickly than short-term rates.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning as municipal bond rates rallied, and security selection within school and city general obligation bonds. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.
MF133ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 27, 2017 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	10.81%	1.74%	3.06% (6/27/2017)
Bloomberg Municipal High Yield Bond Index	12.38%	2.85%	4.48%
Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)	9.20%	1.96%	3.35%
Broad-Based Securities Market Index: Bloomberg Municipal Bond Index	6.09%	1.02%	2.19%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 805,560,972
Number of fund holdings	414
Total advisory fees paid for the year	$ 3,327,250
Portfolio turnover rate for the year	68%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.7
AA	13.6
A	21.2
BBB	20.9
BB	8.7
B	0.4
Not Rated	33.6
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Muni High Income Fund

SHARE CLASS	R6
NASDAQ	PHIQX
CUSIP	74440M609
MF133ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 –	Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 –	Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended August 31, 2024 and August 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $42,400 and $39,500, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2024 and August 31, 2023: none.

(c)	Tax Fees

For the fiscal years ended August 31, 2024 and August 31, 2023: none.

(d)	All Other Fees

For the fiscal years ended August 31, 2024 and August 31, 2023: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended August 31, 2024 and August 31, 2023 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7	– 11 (Refer to Report below)

PRUDENTIAL INVESTMENT PORTFOLIOS 4

PGIM Muni High Income Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2024

Table of Contents	Financial Statements and Other Information	August 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Muni High Income Fund	1

Notes to Financial Statements	36

Other Information - Form N-CSR Items 8-11

PGIM Muni High Income Fund

Schedule of Investments

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.9%

MUNICIPAL BONDS 96.4%

Alabama 2.1%

Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000%(cc)	10/01/52	3,000	$3,037,513
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	3,185	3,180,533
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	4,000	4,225,998
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	1,015,424
Jefferson Cnty. Swr. Rev.,
Warrants Rfdg.	5.500	10/01/53	2,250	2,457,590
Mobile Cnty. Indl. Dev. Auth. Rev.,
AM/NS Calvert LLC Proj., Series A, AMT	5.000	06/01/54	2,000	2,065,113
Southeast Alabama Gas Sply. Dist. Rev.,
Proj. No. 2, Series B, Rfdg. (Mandatory put date 05/01/32)	5.000(cc)	06/01/49	1,250	1,341,823

				17,323,994

Alaska 1.0%

Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	4,032,589
North. Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/41	2,000	1,969,607
Sr. Series A, Class 1, Rfdg.	4.000	06/01/50	2,000	1,834,813
Sr. Series B-2, Class 2, Rfdg., CABS	4.968(t)	06/01/66	1,000	128,858

				7,965,867

Arizona 3.1%

Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	1,004,386
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,850	1,547,351
Pinecrest Academy of North. Proj., Series A, 144A	4.500	07/15/29	2,000	1,958,697
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Series A, 144A	5.750	07/15/48	1,500	1,516,411
Somerset Academy of LV-Aliante & Skye Canyon Campus Proj., Series A, 144A	4.000	12/15/51	700	588,948
Sustainable Bonds, Equitable Sch. Revolving Fd., Series A	5.250	11/01/53	4,950	5,291,914
Glendale Indl. Dev. Auth. Rev.,
Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,500	1,415,390

See Notes to Financial Statements.

PGIM Muni High Income Fund 1

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Arizona (cont’d.)

Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000%	07/01/35	2,000	$2,015,462
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,007,909
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	993,780
Basis Schs. Projs., Series A, Rfdg., 144A	5.000	07/01/46	1,000	992,858
Grt. Hearts Academies Proj.	5.000	07/01/44	2,250	2,250,059
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bond	5.000	12/01/37	2,000	2,208,046
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	1,035,099
Friendship Vlg., Series B	4.000	12/01/56	1,000	824,135

				24,650,445

California 4.0%

California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	933,046
Sub. Series B-2, Rfdg., CABS	5.028(t)	06/01/55	3,000	602,297
California Muni. Fin. Auth. Rev.,
Catalyst Impact Fund Hsg. Bonds, Class I, 144A	6.000	01/01/39	3,000	3,248,969
Humangood California Oblig. Grp.	4.000	10/01/46	2,000	1,923,913
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
Green Bond, Calplant I Proj., AMT, 144A^	8.000	07/01/39(d)	2,750	440,000
California Sch. Fin. Auth. Rev.,
Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	754,576
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	750	725,004
CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,040,616
Freddie Mac Multifamily Cert. Rev.,
FRETE 2023, ML18, Class X-CA	1.506(cc)	09/25/37	19,681	2,079,820
FRETE 2024, ML23, SPC, Sustainable Bonds, 144A	4.700(cc)	04/25/42	2,200	2,380,489
Freddie Mac Multifamily Variable Rate Cert. Rev.,
Sustainability Bond, Series 2022 ML-13, Class X-CA	0.962(cc)	07/25/36	32,891	1,776,442
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Sub. Series B-2, Rfdg., CABS	5.219(t)	06/01/66	22,000	2,559,618
Irvine Unified Sch. Dist.,
Spl. Tax, Series A	4.000	09/01/44	995	1,007,301
Lincoln Pub. Fing. Auth.,
Tax Alloc., Twelve Bridges, Sub. Series B, Rfdg.	6.000	09/02/27	528	529,241

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

Los Angeles Dept. Arpts. Rev.,
Sub., Pvt. Activity, Series A, Rfdg., AMT	5.000%	05/15/46	1,585	$1,673,997
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,060	2,663,072
Series A	7.000	11/01/34	1,650	2,067,660
North. California Tob. Secur. Auth. Rev.,
Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	5.148(t)	06/01/60	3,500	568,588
River Islands Pub. Fing. Auth.,
Spl. Tax, Impt. Area No.2	4.500	09/01/44	1,650	1,602,659
Sacramento,
Spl. Tax	4.000	09/01/46	750	705,276
Spl. Tax	4.000	09/01/50	1,000	910,911
San Francisco City & Cnty. Arpt. Commn. Rev.,
San Francisco Int. Aprt., 2nd Series A, Rfdg., AMT	5.250	05/01/41	1,500	1,675,048
Southern California Tob. Secur. Auth. Rev.,
San Diego Co. Tob., Rfdg., CABS	4.404(t)	06/01/54	3,000	613,051

				32,481,594

Colorado 4.2%

Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt. Chrt. Sch., Skyview Academy Proj., Rfdg., 144A	5.375	07/01/44	1,350	1,350,717
Impt. Chrt. Sch., Univ. LA, Rfdg., 144A	5.000	12/15/45	1,000	1,002,363
Rfdg.	5.000	11/01/44	885	885,797
Colorado Hlth. Facs. Auth. Rev.,
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	3,100	2,752,839
Covenant Retmnt. Cmntys., Rfdg.	5.000	12/01/35	1,250	1,255,686
Impt. Bond, Chrisitna Living Neighborhoods, Rfdg.	4.000	01/01/42	1,000	894,571
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.500	11/15/38	1,875	2,131,843
Series A, Rfdg., AMT	5.500	11/15/40	1,270	1,434,776
Series A, Rfdg., AMT	5.500	11/15/42	2,105	2,346,460
Series D, Rfdg., AMT	5.750	11/15/35	2,000	2,302,017
Sub. Series B, Rfdg., AMT	5.500	11/15/43	1,000	1,113,007
Heritage Ridge Met. Dist.,
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/42	350	343,515
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/51	850	775,074
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev.,
Sr. Ltd. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,514,800

See Notes to Financial Statements.

PGIM Muni High Income Fund 3

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)

Plaza Co. Met. Dist. No. 1,
Tax Alloc., Rfdg., 144A	5.000%	12/01/40	1,000	$1,000,116
Pub. Auth. Energy Nat. Gas Pur. Rev.,
Nat. Gas Util. Imps.	6.500	11/15/38	6,050	7,394,391
Rampart Range Met. Dist. No. 5 Rev.,
Spl. Assmt.	4.000	12/01/51	500	410,546
Southeast Colorado Hosp. Dist. Rev.,
BANS	5.000	02/01/25	2,000	2,002,331
Sterling Ranch Cmnty. Auth. Brd. Rev.,
Series A, Rfdg.	4.250	12/01/50	1,000	922,072
Spl. Assmt., Improvement Dist. No. 1	5.625	12/01/43	2,000	2,069,624

				33,902,545

Connecticut 0.5%

Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
Sustainability Bond, Goodwin Univ. Obliq. Grp., Series A-1	5.375	07/01/54	2,005	2,056,453
Harbor Point Infrast. Impt. Dist.,
Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	2,019,285

				4,075,738

Delaware 0.3%

Delaware St. Econ. Dev. Auth. Rev.,
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/42	800	706,392
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/52	1,250	1,022,029
Newark Chrt. Sch. Inc., Series A, Rfdg.	5.000	09/01/46	500	503,678

				2,232,099

District of Columbia 1.3%

Dist. of Columbia Rev.,
Intl. Oblig. Grp.	5.000	07/01/54	2,150	2,174,817
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,288,037
KIPP DC Proj.	4.000	07/01/49	4,610	4,141,814

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

District of Columbia (cont’d.)

Dist. of Columbia Rev., (cont’d.)
Rfdg.	5.000%	06/01/40	1,500	$1,566,677
Rfdg.	5.000	06/01/55	1,500	1,504,904

				10,676,249

Florida 8.8%

Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350	07/01/29	1,015	1,016,602
Chrt. Sch. Port. Proj., Sub. Series B, CABS, 144A	7.158(t)	07/01/61	35,000	2,624,044
Edl. Growth Fund LLC Chrt. Sch. Port. Proj., Series A-1, 144A	5.000	07/01/56	1,000	972,243
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	3,000	2,939,072
Capital Tr. Auth. Edl. Facs. Auth. Rev.,
KIPP Miami Campus Proj. Series A, 144A	6.000	06/15/54	425	449,211
Mason Classical Academy Proj., Series A, 144A	5.000	06/01/64	3,000	3,002,609
Cityplace CDD.,
Spl. Assmt., Rfdg.	5.000	05/01/26	525	536,672
Cnty. of Miami-Dade FL Avtn. Rev.,
Series A, AMT, Rfdg.	5.000	10/01/49	1,000	1,025,852
Florida Dev. Fin. Corp. Rev.,
Central Chrt. Sch., Proj., Rfdg., 144A	6.000	08/15/57	2,000	2,041,216
Mater Academy Proj., Series A	5.000	06/15/55	1,000	1,004,652
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	1,869,939
River City Science Academy Proj., Series A	4.000	07/01/45	565	534,649
River City Science Academy Proj., Series A	4.000	07/01/55	2,665	2,264,168
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Ringling Clg. Proj.	5.000	03/01/42	4,795	4,841,217
Grtr. Orlando Avtn. Auth. Rev.,
Spl. Purp., JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,703,554
Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Series B, AMT	5.500	10/01/49	2,000	2,210,264
Hillsborough Cnty. Indl. Dev. Auth. Rev.,
Baycare Hlth. Sys., Series C, Rfdg.	5.500	11/15/54	2,000	2,256,370
Indigo CDD,
Spl. Assmt.^	5.750	05/01/36(d)	477	436,640
Jacksonville Rev.,
Brooks Rehabitation Proj., Rfdg.	4.000	11/01/45	1,000	929,870
Julington Creek Plantation CDD,
Spl. Assmt., AGM	4.625	05/01/54	1,550	1,564,328

See Notes to Financial Statements.

PGIM Muni High Income Fund 5

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875%	05/01/45	1,000	$981,011
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	300	301,277
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,006,691
Spl. Assmt., N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	1,012,932
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	623,886
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	851,982
Spl. Assmt., Taylor Ranch Proj.	6.300	05/01/54	1,000	1,068,816
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	100	100,073
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,100	1,103,578
Lee Cnty. Hsg. Fin. Auth. Rev.,
Aria Landings, Series A (Mandatory put date 07/01/26), 144A	5.500(cc)	07/01/28	3,500	3,540,412
Lee Cnty. Indl. Dev. Auth. Rev.,
Shell Point 2024B-1 (Temps -85)	4.750	11/15/29	1,000	1,009,624
Midtown Miami CDD,
Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	1,980,224
Orange Cnty. Hlth. Facs. Auth. Rev.,
Presbyterian Retmnt. Cmnty. Oblig. Grp. Proj., Series A, Rfdg.	4.000	08/01/47	3,000	2,780,571
Osceola Cnty. Trans. Rev.,
Series A-2, Rfdg., CABS	5.091(t)	10/01/54	1,000	220,372
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	502,590
Pasco Cnty. Rev.,
H. Lee Moffitt Cancer Ctr. Proj., AGM	5.750	09/01/54	1,000	1,116,254
South Miami Hlth. Facs. Auth., Inc. Rev.,
Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	2,105	2,146,971
St. Johns Cnty. Indl. Dev. Auth. Rev.,
Vicar’s Landing Proj., Series A, Rfdg.	4.000	12/15/46	1,500	1,204,784
Vlg. CDD No. 07,
Spl. Assmt., Fla., Rfdg.	4.000	05/01/36	1,650	1,573,901
Vlg. CDD No. 11,
Spl. Assmt., Fla.	4.500	05/01/45	1,235	1,235,094
Vlg. CDD No. 12,
Spl. Assmt., Fla.	4.250	05/01/43	2,610	2,563,557
Vlg. CDD No. 13,
2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	480	446,040
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,300	1,214,710

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Vlg. CDD No. 13, (cont’d.)
Spl. Assmt., Fla.	3.700%	05/01/50	955	$813,332
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,175	956,910
Vlg. CDD No. 14,
Spl. Assmt.	5.500	05/01/53	1,625	1,686,603
Vlg. CDD No. 15,
Spl. Assmt., 144A	5.250	05/01/54	1,195	1,241,189

				70,506,556

Georgia 3.4%

Atlanta Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.250	07/01/49	1,750	1,887,905
Atlanta Urban Residential Fin. Auth. Rev.,
GE Tower Apts., Series B (Mandatory put date 06/01/25)	5.750(cc)	06/01/27	1,750	1,761,520
Burke Cnty. Dev. Auth. Rev.,
Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125	11/01/45	2,000	1,911,005
Cobb Cnty. Kennestone Hosp. Auth. Rev.,
Anticip. Certs., Wellstar Hlth. Sys. Inc. Proj., Series A	4.000	04/01/52	4,000	3,787,657
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj. Series A	4.000	12/01/33	3,000	3,030,715
Sr. Bond, Park at 500 Proj.	4.000	03/01/34	1,000	1,006,171
Fulton Cnty. Dev. Auth. Rev.,
Piedmont Healthcare Inc. Proj., Multimodal Bond, Series A	4.000	07/01/49	3,000	2,881,813
Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 06/01/30)	5.000(cc)	06/01/53	4,000	4,269,972
Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,000	2,032,609
Series C (Mandatory put date 12/01/31)	5.000(cc)	12/01/54	1,250	1,335,777
Muni. Elec. Auth. of Georgia Rev.,
Plant Vogtle Units 3 & 4 Proj. J Bond, Series A, AGM	5.000	07/01/48	2,000	2,130,424
Rockdale Cnty. Dev. Auth. Rev.,
Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,000	1,006,829

				27,042,397

See Notes to Financial Statements.

PGIM Muni High Income Fund 7

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Guam 0.4%

Guam Govt. Wtrwks. Auth. Rev.,
Series A, GO, Rfdg.	5.000%	07/01/44	1,770	$1,914,885
Series A, GO, Rfdg.	5.000	07/01/45	1,000	1,079,891

				2,994,776

Illinois 10.0%

Chicago Brd. of Ed.,
Series A, GO	5.000	12/01/41	1,000	1,036,210
Series A, GO, 144A	7.000	12/01/46	1,500	1,621,672
Series A, GO, Rfdg.	4.000	12/01/27	500	504,289
Series A, GO, Rfdg.	5.000	12/01/35	500	516,894
Series A, GO, Rfdg.	7.000	12/01/44	3,390	3,492,504
Series C, GO	5.250	12/01/35	1,015	1,017,634
Series D, GO	5.000	12/01/46	2,470	2,504,785
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,213,918
Series H, GO	5.000	12/01/46	2,390	2,408,414
Chicago Brd. of Ed. Rev.,
Spl. Tax	6.000	04/01/46	1,500	1,570,801
Chicago Midway Int’l. Arpt. Rev.,
Series C, Rfdg., AMT	5.000	01/01/40	1,500	1,616,855
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AGM	4.000	01/01/53	3,005	2,871,515
Series C, Rfdg., AMT	4.375	01/01/40	2,000	1,896,603
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/42	1,000	1,102,653
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/43	1,000	1,099,168
Sr. Lien, Series A, AGM, AMT	5.500	01/01/53	2,000	2,137,329
Sr. Lien, Series A, Rfdg., AMT	5.500	01/01/59	3,000	3,258,768
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,010,037
Chicago Trans. Auth. Rev.,
Series A, Rfdg.	4.000	12/01/50	1,000	948,858
Chicago Wstewtr. Transmn. Rev.,
2nd Lien Series C, Rmkt., Rfdg.	5.000	01/01/39	3,355	3,366,121
Chicago Wtrwks. Rev.,
Series A, AGM	5.250	11/01/53	750	814,538
Chicago, IL,
Series A, GO, Rfdg.	5.500	01/01/49	3,000	3,130,977
Series A, GO, Rfdg.	6.000	01/01/38	2,500	2,616,769
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,022,358
Series C, GO, Rfdg.	5.000	01/01/38	2,500	2,535,442

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Cook Cnty. Cmntys. Clg. Dist.,
Clgs of Chicago, GO, Rfdg., BAM	5.000%	12/01/42	2,315	$2,508,189
Illinois Edl. Facs. Auth. Rev.,
Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,078,843
Illinois Fin. Auth. Rev.,
Green Bond, LRS Holdings LLC Proj., Series A, AMT (Mandatory put date 09/03/30), 144A	7.250(cc)	09/01/52	1,500	1,623,053
Plymouth Place, Inc., Rfdg.	5.000	05/15/51	3,835	3,547,811
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	10,341
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	265	274,035
Illinois St.,
GO	4.000	06/01/36	3,000	2,964,209
GO	5.000	04/01/31	2,000	2,002,897
GO	5.000	01/01/32	1,385	1,413,091
GO	5.000	05/01/33	950	951,390
GO	5.000	05/01/36	2,000	2,002,970
GO	5.000	02/01/39	2,215	2,217,143
GO	5.000	05/01/39	2,000	2,002,106
Rebuild Illinois Prog., Series B, GO	4.000	11/01/35	2,000	2,014,241
Series A, GO	5.000	12/01/39	2,500	2,593,681
Series B, GO	5.500	05/01/47	1,000	1,099,145
Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/38	4,015	4,001,006
Sales Tax Secur. Corp. Rev.,
Sr. Series D	5.000	01/01/36	550	609,462
Springfield Elec. Rev.,
Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,465,896

				80,694,621

Indiana 0.8%

Indiana Fin. Auth. Rev.,
First Lien CWA Auth. Proj., Series 2024-A, Rfdg.	5.000	10/01/44	1,600	1,766,717
Indianapolis Loc. Pub. Impvt. Bank Rev.,
Sr. Convention Cntr. Hotel, Series E	6.125	03/01/57	2,000	2,234,664

See Notes to Financial Statements.

PGIM Muni High Income Fund 9

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Indiana (cont’d.)

Valparaiso Rev.,
Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.500%	01/01/34	1,250	$1,297,605
Pratt Paper LLC Proj., Rfdg., AMT, 144A	5.000	01/01/54	1,000	1,025,309

				6,324,295

Iowa 0.0%

Iowa Tob. Settlement Auth. Rev.,
Sr. Series B-1, Class 2, Rfdg.	4.000	06/01/49	110	110,052

Kansas 0.5%

City of Colby KS Hosp. Loan Anticipation Rev.,
Citizens Med. Ctr. Proj.	5.500	07/01/26	3,500	3,608,708
Wyandotte Cnty.-Kansas City Unified Govt. Rev.,
Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	670	673,128

				4,281,836

Kentucky 0.5%

Henderson Rev.,
Green Bond, Pratt Paper LLC Proj., Series A, AMT, 144A	4.700	01/01/52	500	501,894
Sustainability Bond, Pratt Paper LLC Proj., Series B, AMT, 144A	4.450	01/01/42	1,000	980,582
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	500	501,394
Series B, Rfdg. (Mandatory put date 08/01/32)	5.000(cc)	01/01/55	2,000	2,171,410

				4,155,280

Louisiana 1.9%

Jefferson Parish Econ. Dev. & Port Dist. Rev.,
Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625	06/15/48	2,000	2,017,069
Louisiana Pub. Facs. Auth. Rev.,
Calcasieu River Bridge Pub. Pvt. Partnership Proj., I-10, AMT	5.750	09/01/64	4,000	4,377,334
Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	1,500	1,521,852

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Louisiana (cont’d.)

Louisiana Pub. Facs. Auth. Rev., (cont’d.)
Waste Proj. USA Inc., AMT (Mandatory put date 10/01/28), 144A	6.750%(cc)	10/01/53	1,000	$1,092,467
Waste Proj. USA Inc., Series R-2, AMT (Mandatory put date 10/01/28), 144A	6.500(cc)	10/01/53	1,000	1,083,794
Parish of St. James Rev.,
Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350	07/01/40	1,000	1,110,145
Plaquemines Port Harbor & Terminal Dist. Rev.,
Txbl. Nola Term. LLC Proj., Series B, 144A	12.000	12/01/34	3,800	3,895,750

				15,098,411

Maryland 0.1%

Frederick Cnty.,
Spl. Oblig. Tax, Sub. Series C, 144A	4.000	07/01/50	990	914,608

Massachusetts 0.7%

Massachusetts Bay Trans. Auth. Sales Tax Rev.,
Sustainable Bonds, Sr. Series B	5.250	07/01/54	2,000	2,223,020
Massachusetts Dev. Fin. Agcy. Rev.,
Merrimack College Student Hsg. Proj., Series A, 144A	5.000	07/01/60	1,000	1,015,966
Sustainable Bond, Boston Med. Ctr., Series G, Rfdg.	5.250	07/01/52	2,500	2,685,863

				5,924,849

Michigan 0.7%

Detroit,
Series C, GO	6.000	05/01/43	1,000	1,148,392
Michigan Fin. Auth. Rev.,
Local Govt. Loan Prog., Series F1, Rfdg.	4.000	10/01/24	1,200	1,200,667
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	1,856,930
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	1,380	1,429,681

				5,635,670

Minnesota 0.4%

Hugo Rev.,
Chrt. Sch., Noble Academy Proj., Series A	5.000	07/01/44	1,250	1,237,192

See Notes to Financial Statements.

PGIM Muni High Income Fund 11

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Minnesota (cont’d.)

St. Paul Port Auth. Sol. Wste. Disp. Rev.,
Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500%	10/01/37	1,000	$977,976
Wadena Rev.,
Wadena Cancer Ctr. Proj., Series A	5.000	12/01/45	1,255	1,355,491

				3,570,659

Mississippi 0.5%

Mississippi Bus. Fin. Corp. Rev.,
Sys. Energy Resources, Inc. Proj., Rfdg.	2.375	06/01/44	2,000	1,272,481
Waste Proj. USA Inc., Rmkt., AMT (Mandatory put date 08/02/27), 144A	5.000(cc)	02/01/36	3,000	3,070,129

				4,342,610

Missouri 1.4%

Lees Summit,
Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	1,907,166
Lees Summit Indl. Dev. Auth. Rev.,
Johm Knox Vlg. Proj., Temps. Series B-2, Rfdg.	4.325	08/15/47	1,385	1,389,840
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	1,969,202
Lutheran Sr. Svcs. Proj., Series C, Rfdg.	4.000	02/01/48	3,000	2,684,033
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	1,061,685
Lutheran Sr. Svcs., Rfdg.	5.250	02/01/54	1,000	1,038,200
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. Sunset Hills, Series A	5.875	09/01/43	1,000	1,000,731

				11,050,857

Nebraska 0.3%

Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg., (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	2,000	2,143,669

Nevada 0.6%

Nevada St. Dept. of Bus. & Ind. Rev.,
Brightline W Passenger Rail Proj., Series A, AMT (Mandatory put date 08/15/25)(cc)	8.125	01/01/50	2,900	2,900,231

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Nevada (cont’d.)

Sparks Rev.,
Sales Tax, Sr. Series A, Rfdg., 144A	2.750%	06/15/28	625	$615,678
Tahoe-Douglas Visitors Auth. Rev.,
Hotel Occupancy Tax	5.000	07/01/40	1,000	1,044,953

				4,560,862

New Hampshire 1.5%

New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	2,000	2,001,917
Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750(cc)	07/01/45	1,000	854,845
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	2,000	1,696,383
Sustainable Cert., Series 2024-1, Class X	0.547(cc)	07/01/51	34,844	1,380,235
Sustainable Cert., Series 2024-2, Class X	0.595(cc)	08/20/39	46,439	1,977,148
Tamarron Proj., 144A	5.250	12/01/35	2,500	2,500,929
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,225	1,333,777

				11,745,234

New Jersey 3.1%

New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc. Proj., Spec. Facs.	5.250	09/15/29	5,000	5,002,840
Continental Airlines, Inc., United Airlines, Inc. Proj., Series A, AMT	5.625	11/15/30	2,275	2,292,107
Series SSS, Rfdg.	5.250	06/15/39	675	775,235
Series WW, Rfdg. (Pre-refunded date 06/15/25)(ee)	5.250	06/15/40	65	66,300
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,702,258
Umm Energy Partners, Series A, AMT	5.000	06/15/37	1,500	1,501,037
Umm Energy Partners, Series A, AMT	5.125	06/15/43	1,100	1,100,484
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,011,758
New Jersey Tpke. Auth. Rev.,
Series B	5.250	01/01/49	2,250	2,529,197
Series C, Rfdg.	5.000	01/01/45	1,000	1,106,191
New Jersey Trans. Tr. Fd. Auth. Rev.,
Trans. Prog., Series BB	5.250	06/15/50	5,000	5,489,618
Trans. Sys., Series AA	5.250	06/15/41	1,000	1,014,288
South Jersey Trans. Auth. Rev.,
Series A, Rfdg.	5.000	11/01/39	750	750,178

				25,341,491

See Notes to Financial Statements.

PGIM Muni High Income Fund 13

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York 5.9%

Build NYC Resource Corp. Rev.,
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000%	01/01/35	1,000	$1,000,868
Richmond Prep. Chrt. Sch. Proj., Social Impact Proj.,
Series A, 144A	5.000	06/01/51	1,500	1,428,106
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	6.736(t)	06/01/47	5,000	1,107,510
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	7.937(t)	06/01/50	4,000	538,885
Metropolitan Trans. Auth. Rev.,
Green Bond, Series C-1, Rfdg.	5.250	11/15/55	3,265	3,427,881
New York City Hsg. Dev. Corp. Rev.,
8 Spruce Street, Class E, Rfdg.	3.500	02/15/48	2,000	1,997,086
New York City Indl. Dev. Agcy. Rev.,
Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	961,820
New York City Muni. Wtr. Fin. Auth. Rev.,
Sub. Series CC-2, Rfdg.	5.000	06/15/36	2,500	3,025,774
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Sub. Series B-1	3.000	11/01/47	3,200	2,579,205
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	4,000	3,696,235
New York St. Dorm. Auth. Rev.,
Series A	4.000	07/01/50	2,000	1,932,889
New York St. Envir. Facs. Corp. Rev.,
Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/02/25)	2.750(cc)	09/01/50	550	541,208
Draw Down Casella Wste. Sys., Inc. Proj., Series R-2, AMT (Mandatory put date 09/03/30), 144A	5.125(cc)	09/01/50	500	527,593
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	4.000	01/01/36	3,475	3,451,284
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/26	2,000	2,034,864
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/31	1,000	1,035,036
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	10/01/40	2,500	2,586,061
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.250	08/01/31	700	743,031
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.375	08/01/36	1,000	1,068,985
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,995	2,995,035
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250	01/01/50	4,480	4,480,803

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

New York Trans. Dev. Corp. Rev., (cont’d.)
Laguardia Arpt., Term. C&D Redev., Proj., AMT	6.000%	04/01/35	3,465	$3,902,644
Sustainable Bond, JFK Int’l. Arpt. New Term, AMT	5.500	06/30/54	1,500	1,608,422
Suffolk Tob. Asset Secur. Corp. Rev.,
Sub. Series B-2, Rfdg., CABS	5.347(t)	06/01/66	1,000	110,457
Tob. Settlement Asset Bkd. Sub. Bond, Series B-1, Rfdg.	4.000	06/01/50	425	425,612
Westchester Cnty. Local Dev. Corp. Rev.,
NY Blood Ctr. Proj.	5.000	07/01/38	500	548,517

				47,755,811

North Carolina 0.5%

North Carolina Med. Care Commn. Rev.,
Pennybyrn at Maryfield Proj., Rfdg.	5.000	10/01/35	1,000	1,000,808
The Presbyterian Homes Oblig. Grp., Series A	5.000	10/01/50	2,555	2,624,010
United Methodist Retmnt. Homes, Series B-2	3.750	10/01/28	525	520,520

				4,145,338

Ohio 2.9%

Akron Bath Copley Joint Township Hosp. Dist. Rev.,
Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	3.000	11/15/40	3,000	2,434,985
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/48	1,000	906,793
Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	11,320	10,405,570
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	2,040,316
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	1,911,401
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,395,745
Ohio Air Qlty. Dev. Auth. Rev.,
AMG Vanadium Proj., AMT, 144A	5.000	07/01/49	1,030	1,016,905
Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	995,825
Ohio St. Pvt. Act. Rev.,
Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,002,259

				23,109,799

See Notes to Financial Statements.

PGIM Muni High Income Fund 15

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Oklahoma 1.2%

Oklahoma Cnty. Auth. Rev.,
Astec Proj., 144A	6.500%	06/15/64	2,500	$2,561,396
Oklahoma Dev. Fin. Auth. Rev.,
OU Medicine Proj., Series B	5.000	08/15/38	250	257,124
OU Medicine Proj., Series B	5.250	08/15/43	5,960	6,141,707
Tulsa Cnty. Indl. Auth. Rev.,
Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,025	1,044,039

				10,004,266

Oregon 0.7%

Astoria Hosp. Facs. Auth. Rev.,
Columbia Memorial Hosp. Proj.	5.250	08/01/49	1,250	1,343,464
Port of Portland OR Arpt. Rev.,
Series 24B, AMT	5.000	07/01/47	3,860	3,914,729

				5,258,193

Pennsylvania 2.2%

Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000	03/01/27	2,140	2,191,342
Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	999,992
Doylestown Hosp. Auth. Rev.,
Rfdg., 144A	5.375	07/01/39	2,575	2,767,571
Lancaster Indl. Dev. Auth. Rev.,
Landis Homes Retmnt. Cmnty. Proj., Rfdg.	4.000	07/01/56	1,000	822,634
Lehigh Cnty. Gen. Purp. Auth. Rev.,
Muhlenberg Clg. Proj., Rfdg.	5.250	02/01/54	1,600	1,692,596
Philadelphia Auth. for Indl. Dev. Rev.,
Energy Supply LLC Proj., Series B, Rfdg. (Mandatory put date 06/01/27)	5.250(cc)	12/01/38	4,000	4,067,179
Gtr. Philadelphia Hlth. Action, Rfdg.	6.625	06/01/50	2,795	2,803,663
Hsg. Univ. SQ Apts. Proj., Proj. based Section 8, Class I	4.000	12/01/47	1,140	1,063,046
Presbyterian Sr. Living, Proj., Series B-2, Rfdg.	5.250	07/01/46	1,430	1,515,974

				17,923,997

Puerto Rico 8.9%

Puerto Rico Comnwlth.,
Restructured, Series A, GO, CABS	4.294(t)	07/01/33	1,666	1,120,401

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Puerto Rico (cont’d.)

Puerto Rico Comnwlth., (cont’d.)
Restructured, Series A1, GO	4.000%	07/01/33	1,109	$1,100,925
Restructured, Series A1, GO	4.000	07/01/35	1,129	1,114,214
Restructured, Series A1, GO	4.000	07/01/37	856	835,995
Restructured, Series A1, GO	4.000	07/01/41	1,164	1,102,639
Restructured, Series A1, GO	4.000	07/01/46	1,210	1,120,320
Restructured, Series A1, GO	5.375	07/01/25	617	627,903
Restructured, Series A1, GO	5.625	07/01/27	1,224	1,283,406
Restructured, Series A1, GO	5.625	07/01/29	1,244	1,342,545
Restructured, Series A1, GO	5.750	07/01/31	7,616	8,463,686
Sub. Series Allowed CW, Prifa Rum	0.000(cc)	11/01/51	18,409	9,756,566
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	560	617,587
San Juan Cruise Terminal Proj., Series A-2, AMT	6.750	01/01/45	1,750	2,078,594
San Juan Cruise Terminal Proj., Series A-3, AMT	6.750	01/01/46	1,515	1,811,143
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	3.899(t)	07/01/33	1,000	710,885
Restructured, Series A-1, CABS	4.995(t)	07/01/46	71,183	23,970,332
Restructured, Series A-2	4.329	07/01/40	10,729	10,607,214
Restructured, Series A-1, CABS	5.192(t)	07/01/51	16,538	4,040,291

				71,704,646

Rhode Island 0.5%

Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/40	4,350	4,363,451

South Carolina 1.7%

Berkeley Cnty.,
Spl. Assmt., Nexton Impt. Dist.	4.375	11/01/49	1,000	922,618
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	1,675	1,809,273
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	1,500	1,651,462
South Carolina Jobs-Econ. Dev. Auth. Rev.,
Green Chrt. Sch. Proj., Series A, Rfdg., 144A	4.000	06/01/56	3,150	2,221,291
Novant Hlth. Oblig. Grp., Series A	5.500	11/01/54	2,000	2,216,710
South Carolina Ports Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,385,548
AMT	4.000	07/01/55	2,000	1,810,282

See Notes to Financial Statements.

PGIM Muni High Income Fund 17

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

South Carolina (cont’d.)

South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Series A	5.500%	12/01/54	1,200	$1,333,032

				13,350,216

Tennessee 3.1%

Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev.,
Erlanger Hlth., Rfdg.	5.250	12/01/54	2,500	2,688,091
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev.,
East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,170	2,040,105
Univ. of Tennessee Proj. Series B-1, BAM	5.250	07/01/64	1,500	1,600,982
Shelby Cnty. Hlth. & Edl. Facs. Brd. Rev.,
Madrone Memphis Student Hsg. I LLC, Univ. Memphis Proj., Series A1, 144A	5.250	06/01/56	2,000	2,037,599
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	850	929,291
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	500	507,295
Tennessee Energy Acq. Corp. Gas Rev.,
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	15,500	15,576,677

				25,380,040

Texas 6.9%

Arlington Higher Ed. Fin. Corp. Rev.,
Basis Texas Chrt. Sch. Inc., 144A	5.000	06/15/64	1,200	1,207,649
Grt. Hearts Academies Proj.	5.000	08/15/54	1,200	1,198,563
Odyssey Academy, Inc. Series A, 144A	6.125	02/15/53	1,500	1,582,411
Series A, Rfdg.	4.000	08/15/46	2,705	2,318,680
Arlington Higher Edu. Fin. Corp. Rev.,
Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,250	1,324,696
Central Texas Regl. Mobility Auth. Rev.,
Sub., Rfdg.	4.000	01/01/41	1,100	1,036,877
EP Tuscany Zaragosa PFC Rev.,
Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,635	1,612,714
Galveston Wharves & Term. Rev.,
Wharves & Terminal, 1st Lien, AMT	6.000	08/01/43	3,060	3,403,060
Harris Cnty. Indl. Dev. Corp. Rev.,
Energy Transfer Proj., Rfdg. (Mandatory put date 06/01/33)	4.050(cc)	11/01/50	1,000	1,042,492

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Houston Arpt. Sys. Rev.,
Series B-1, AMT	5.000%	07/15/35	2,000	$2,012,481
Spl. Facs. Continental Airlines, Inc., Series A, Rfdg., AMT	6.625	07/15/38	1,500	1,502,455
Sub. Lien, Series A, Rfdg., AGM, AMT	5.250	07/01/48	2,600	2,797,674
Kerryville Hlth. Facs. Dev. Corp. Rev.,
Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,036,737
Mission Econ. Dev. Corp. Rev.,
Natgosoline Proj., Sr. Lien, Rfdg., AMT, 144A	4.625	10/01/31	2,000	2,004,737
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Txbl. Sr. Sanctuary LTC Proj., Series A-2	6.500	01/01/31	6,485	6,029,280
New Hope Cultural Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/56	4,455	3,694,626
MRC Crestview, Rfdg. (Pre-refunded date 11/15/24)(ee)	5.000	11/15/46	1,150	1,177,686
Westminster Proj., Rfdg.	4.000	11/01/49	500	450,507
Westminster Proj., Rfdg.	4.000	11/01/55	1,750	1,533,957
North Texas Twy. Auth. Rev.,
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,289,404
Northwest Independent Sch. Dist.,
Series A, GO, PSFG	5.000	02/15/49	1,000	1,081,386
Port Beaumont Nav. Dist. Facs. Rev.,
Txbl. Jefferson Gulf Coast Energy Proj., Series B, Rfdg., 144A	10.000	07/01/26	2,000	2,043,282
Pottsboro Higher Ed. Fin. Corp. Rev.,
Series A	5.000	08/15/46	1,000	988,488
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,077,284
Trinity Terrace Proj., The Cumberland Rest Inc., Series A-1, Rfdg.	5.000	10/01/49	1,000	1,000,291
Texas Muni. Gas Acq. & Sply. Corp. Rev.,
Sr. Lien, Series A	5.250	12/15/26	4,100	4,259,583
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrast. Grp. LLC, Series A, Rfdg.	4.000	06/30/40	600	590,647
Sr. Lien, Rfdg., AMT	5.500	06/30/41	1,190	1,268,791
White Settlement Independent Sch. Dist.,
GO, PSFG	5.000	08/15/55	2,500	2,650,916

				55,217,354

See Notes to Financial Statements.

PGIM Muni High Income Fund 19

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Utah 0.3%

Salt Lake City Arpt. Rev.,
Series A, AMT	5.000%	07/01/47	1,100	$1,114,187
Series A, AMT	5.500	07/01/53	875	950,766

				2,064,953

Vermont 0.3%

Vermont Econ. Dev. Auth. Rev.,
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/37	1,000	979,999
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/45	2,025	1,812,303

				2,792,302

Virginia 0.9%

City of Chesapeake Expressway Toll Road Rev.,
Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	4.875	07/15/40	1,000	1,032,097
James City Cnty. Econ. Dev. Auth. Rsdl. Care Fac. Rev.,
Williamsburg Landings, Series A, Rfdg.	4.000	12/01/50	1,000	822,317
Virginia Beach Dev. Auth. Rsdl. Care Facs. Rev.,
Westminster Canterbury on Chesapeake Bay, Series A	7.000	09/01/59	1,500	1,722,495
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,556,039
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., Rfdg., AMT	4.000	01/01/40	1,250	1,216,981
Sr. Lien, I-495 Hot Lanes Proj., Rfdg., AMT	5.000	12/31/57	1,000	1,028,304

				7,378,233

Washington 1.6%

Port of Seattle Indl. Dev. Corp. Rev.,
Spl. Facs., Delta Airlines, Rfdg., AMT	5.000	04/01/30	1,000	998,536
Port of Seattle Rev.,
Intermediate Lien, Series B, Rfdg., AMT	5.500	08/01/47	2,490	2,705,574
Washington Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,100,099
Washington St. Hsg. Fin. Commn. Rev.,
Emerald Heights Proj., Series A, Rfdg.	5.000	07/01/48	1,000	1,042,804
Radford Court & Nordheim Court Port.	5.500	07/01/49	3,000	3,263,042

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Washington (cont’d.)

Washington St. Hsg. Fin. Commn. Rev., (cont’d.)
Social Cert., Series 2021-1, Class A	3.500%	12/20/35	1,903	$1,805,406
Sustainable Cert., Series 2023-1, Class X	1.493(cc)	04/20/37	21,737	2,330,853

				13,246,314

West Virginia 0.2%

West Virginia Hosp. Fin. Auth. Rev.,
Cabell Huntington Hosp. Oblig. Grp., Series A, Rfdg.	4.125	01/01/47	1,660	1,476,977

Wisconsin 6.5%

Pub. Fin. Auth. Rev.,
Astro Texas Land Proj., 144A	5.500	12/15/28	5,000	5,005,559
Aurora Integrated Oncology Fndtn., Series A, 144A	9.000	11/01/28	3,000	3,143,589
Aurora Integrated Oncology Fndtn., Series A, 144A	10.000	11/01/38	2,285	2,583,527
Bancroft Neurohlth. Proj., Series A, 144A	5.125	06/01/48	1,000	984,571
Bayhealth Med. Ctr. Proj., Series A	3.000	07/01/50	1,500	1,133,199
Class B-1, Series 1, 144A	6.810	04/28/36	2,000	2,087,759
Corvian Cmnty. Sch., Series A, 144A	5.000	06/15/49	1,000	877,007
Corvian Cmnty. Sch., Series A, 144A	5.125	06/15/47	2,000	1,801,097
Green Bond, Fargo Moorhead Metropolitan Area Flood Mgmnt., AMT	4.000	03/31/56	1,750	1,485,750
Mt. Island Chrt. Sch., Series L, Rfdg.	5.000	07/01/47	1,200	1,196,070
North East Carolina Preparatory Sch., Series A, Rfdg.	5.250	06/15/54	1,000	1,029,977
Rans Bridgewater Proj., 144A	5.625	12/15/30	3,000	3,005,603
Rans Elevon Proj., 144A	5.000	07/15/30	1,200	1,234,339
Rans Mayfair Proj., Series A4, 144A	5.500	11/15/32	1,500	1,500,505
Signorelli Proj., 144A	5.375	12/15/32	2,625	2,630,168
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.250	01/01/38(d)	1,750	787,500
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.375	01/01/48(d)	3,000	1,350,000
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42	1,500	1,501,611
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28	575	575,598
Sub. Sustainability Bond, Univ. of Hawaii Fndtn. Proj., Series B, 144A	5.250	07/01/61	2,000	1,866,508
Sustainability Bond, Univ. of Hawaii Fndtn. Proj., Series A-1, 144A	4.000	07/01/61	2,600	2,162,244
Tax Alloc., Miami Worldctr. Proj., Series A, 144A	5.000	06/01/41	1,000	1,026,481
The Meadows Proj., 144A	5.750	12/15/33	1,500	1,546,347
United Methodist Retmnt. Homes, Series A, Rfdg.	4.000	10/01/51	1,500	1,315,648
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	1,600	1,567,505

See Notes to Financial Statements.

PGIM Muni High Income Fund 21

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Wisconsin (cont’d.)

Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000%	11/15/43	1,000	$988,177
Forensic Science and Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	1,400	1,437,145
Hope Christian Schs.	4.000	12/01/51	1,000	718,104
Hope Christian Schs.	4.000	12/01/56	3,100	2,161,703
Marshfield Clinic Hlth. Sys. Inc., Sereis A	5.500	02/15/54	3,000	3,264,198

				51,967,489

TOTAL MUNICIPAL BONDS
(cost $783,143,974)				776,886,643

			Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS 2.5%
iShares National Muni Bond ETF			81,498	8,774,890
VanEck High Yield Muni ETF			209,639	10,974,601

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS
(cost $18,950,083)				19,749,491

TOTAL LONG-TERM INVESTMENTS
(cost $802,094,057)				796,636,134

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $7,833,065)(wb)			7,833,065	7,833,065

TOTAL INVESTMENTS 99.9%
(cost $809,927,122)				804,469,199
Other assets in excess of liabilities(z) 0.1%				1,091,773

NET ASSETS 100.0%				$805,560,972

Below is a list of the abbreviation(s) used in the annual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

AMT—Alternative Minimum Tax

BAM—Build America Mutual

BANS—Bond Anticipation Notes

CABS—Capital Appreciation Bonds

CDD—Community Development District

CGM—Citigroup Global Markets, Inc.

ETF—Exchange-Traded Fund

GO—General Obligation

IDB—Industrial Development Bond

OTC—Over-the-counter

PCR—Pollution Control Revenue

PFC—Public Facility Corporation

PSFG—Permanent School Fund Guarantee

Rfdg—Refunding

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $876,640 and 0.1% of net assets.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(t)	Represents zero coupon. Rate quoted represents effective yield at August 31, 2024. (wb) Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at August 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Position:
43	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	$5,673,313	$126,036

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$485,000	$—

See Notes to Financial Statements.

PGIM Muni High Income Fund 23

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$17,323,994	$—
Alaska	—	7,965,867	—
Arizona	—	24,650,445	—
California	—	32,041,594	440,000
Colorado	—	33,902,545	—
Connecticut	—	4,075,738	—
Delaware	—	2,232,099	—
District of Columbia	—	10,676,249	—
Florida	—	70,069,916	436,640
Georgia	—	27,042,397	—
Guam	—	2,994,776	—
Illinois	—	80,694,621	—
Indiana	—	6,324,295	—
Iowa	—	110,052	—
Kansas	—	4,281,836	—
Kentucky	—	4,155,280	—
Louisiana	—	15,098,411	—
Maryland	—	914,608	—
Massachusetts	—	5,924,849	—
Michigan	—	5,635,670	—
Minnesota	—	3,570,659	—
Mississippi	—	4,342,610	—
Missouri	—	11,050,857	—
Nebraska	—	2,143,669	—
Nevada	—	4,560,862	—
New Hampshire	—	11,745,234	—
New Jersey	—	25,341,491	—
New York	—	47,755,811	—
North Carolina	—	4,145,338	—
Ohio	—	23,109,799	—

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Oklahoma	$—	$10,004,266	$—
Oregon	—	5,258,193	—
Pennsylvania	—	17,923,997	—
Puerto Rico	—	71,704,646	—
Rhode Island	—	4,363,451	—
South Carolina	—	13,350,216	—
Tennessee	—	25,380,040	—
Texas	—	55,217,354	—
Utah	—	2,064,953	—
Vermont	—	2,792,302	—
Virginia	—	7,378,233	—
Washington	—	13,246,314	—
West Virginia	—	1,476,977	—
Wisconsin	—	51,967,489	—
Unaffiliated Exchange-Traded Funds	19,749,491	—	—
Short-Term Investment
Affiliated Mutual Fund	7,833,065	—	—

Total	$27,582,556	$776,010,003	$876,640

Other Financial Instruments*
Assets
Futures Contracts	$126,036	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2024 were as follows:

Healthcare	16.8%
Special Tax/Assessment District	13.9
Education	12.5
Transportation	11.1
General Obligation	10.0
Corporate Backed IDB & PCR	8.7
Pre-pay Gas	8.0
Development	7.5

Tobacco Appropriated	3.8%
Unaffiliated Exchange-Traded Funds	2.5
Water & Sewer	1.8
Affiliated Mutual Fund	1.0
Lease Backed Certificate of Participation	0.9
Power	0.8
Solid Waste/Resource Recovery	0.4

See Notes to Financial Statements.

PGIM Muni High Income Fund 25

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Sector Classification (continued):

Pre-Refunded	0.2%

99.9
Other assets in excess of liabilities	0.1

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$126,036*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended August 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(129,516)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$457,207

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2024

For the year ended August 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$11,601,888

*	Average volume is based on average quarter end balances for the year ended August 31, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Muni High Income Fund 27

Statement of Assets and Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $802,094,057)	$796,636,134
Affiliated investments (cost $7,833,065)	7,833,065
Interest receivable	8,327,476
Receivable for Fund shares sold	1,249,741
Deposit with broker for centrally cleared/exchange-traded derivatives	485,000
Due from broker—variation margin futures	44,344
Prepaid expenses and other assets	1,988

Total Assets	814,577,748

Liabilities

Payable for investments purchased	6,585,310
Payable for Fund shares purchased	1,636,051
Management fee payable	297,596
Dividends payable	259,613
Accrued expenses and other liabilities	136,635
Distribution fee payable	91,292
Affiliated transfer agent fee payable	7,392
Trustees’ fees payable	2,887

Total Liabilities	9,016,776

Net Assets	$805,560,972

Net assets were comprised of:
Shares of beneficial interest, at par	$839,537
Paid-in capital in excess of par	859,774,175
Total distributable earnings (loss)	(55,052,740)

Net assets, August 31, 2024	$805,560,972

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($336,769,635 ÷ 35,065,119 shares of beneficial interest issued and outstanding)	$9.60
Maximum sales charge (3.25% of offering price)	0.32

Maximum offering price to public	$9.92

Class C

Net asset value, offering price and redemption price per share, ($23,935,795 ÷ 2,492,270 shares of beneficial interest issued and outstanding)	$9.60

Class Z

Net asset value, offering price and redemption price per share, ($382,927,516 ÷ 39,942,466 shares of beneficial interest issued and outstanding)	$9.59

Class R6

Net asset value, offering price and redemption price per share, ($61,928,026 ÷ 6,453,857 shares of beneficial interest issued and outstanding)	$9.60

See Notes to Financial Statements.

PGIM Muni High Income Fund 29

Statement of Operations

Year Ended August 31, 2024

Net Investment Income (Loss)

Income
Interest income	$34,151,155
Unaffiliated dividend income	762,166
Affiliated dividend income	493,642

Total income	35,406,963

Expenses
Management fee	3,616,838
Distribution fee(a)	1,077,542
Transfer agent’s fees and expenses (including affiliated expense of $47,145)(a)	480,975
Registration fees(a)	99,733
Custodian and accounting fees	72,133
Professional fees	43,200
Audit fee	42,400
Shareholders’ reports	41,147
Trustees’ fees	19,804
Miscellaneous	38,952

Total expenses	5,532,724
Less: Fee waiver and/or expense reimbursement(a)	(289,588)
Custodian fee credit	(34)

Net expenses	5,243,102

Net investment income (loss)	30,163,861

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(3,884,499)
Futures transactions	(129,516)

(4,014,015)

Net change in unrealized appreciation (depreciation) on:
Investments	47,728,614
Futures	457,207

48,185,821

Net gain (loss) on investment transactions	44,171,806

Net Increase (Decrease) In Net Assets Resulting From Operations	$74,335,667

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	818,526	259,016	—	—
Transfer agent’s fees and expenses	182,681	17,120	280,095	1,079
Registration fees	27,641	16,435	32,672	22,985
Fee waiver and/or expense reimbursement	(112,239)	(8,879)	(126,481)	(41,989)

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Year Ended August 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$30,163,861	$26,957,719
Net realized gain (loss) on investment transactions	(4,014,015)	(14,208,601)
Net change in unrealized appreciation (depreciation) on investments	48,185,821	(9,420,430)

Net increase (decrease) in net assets resulting from operations	74,335,667	3,328,688

Dividends and Distributions
Distributions from distributable earnings
Class A	(12,559,651)	(12,466,326)
Class C	(782,885)	(1,015,410)
Class Z	(13,472,836)	(10,776,171)
Class R6	(2,168,826)	(1,784,917)

	(28,984,198)	(26,042,824)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	298,755,940	209,336,838
Net asset value of shares issued in reinvestment of dividends and distributions	26,255,891	23,761,012
Cost of shares purchased	(235,391,941)	(344,604,872)

Net increase (decrease) in net assets from Fund share transactions	89,619,890	(111,507,022)

Total increase (decrease)	134,971,359	(134,221,158)

Net Assets:

Beginning of period	670,589,613	804,810,771

End of period	$805,560,972	$670,589,613

See Notes to Financial Statements.

PGIM Muni High Income Fund 31

Financial Highlights

Class A Shares
	Year Ended August 31,			Four months ended August 31,		Year Ended April 30,
	2024	2023	2022	2021		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.04	$9.29	$10.85	$10.73		$9.58	$10.28
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.34	0.31	0.11		0.34	0.38
Net realized and unrealized gain (loss) on investment transactions	0.55	(0.26)	(1.56)	0.12		1.16	(0.70)
Total from investment operations	0.92	0.08	(1.25)	0.23		1.50	(0.32)
Less Dividends and Distributions:
Dividends from net investment income	(0.36)	(0.33)	(0.31)	(0.11)		(0.35)	(0.38)
Net asset value, end of period	$9.60	$9.04	$9.29	$10.85		$10.73	$9.58
Total Return(b):	10.34%	0.90%	(11.70)%	2.11%		15.82%	(3.37)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$336,770	$326,678	$376,463	$447,158		$425,013	$342,085
Average net assets (000)	$327,410	$344,344	$421,850	$438,859		$390,814	$367,591
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.81%	0.81%	0.81%	0.80	%(c)	0.80%	0.85%
Expenses before waivers and/or expense reimbursement	0.84%	0.85%	0.84%	0.83	%(c)	0.82%	0.85%
Net investment income (loss)	4.00%	3.75%	3.08%	2.91	%(c)	3.30%	3.60%
Portfolio turnover rate(d)(e)	68%	47%	58%	7%		25%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized, with the exception of certain non-recurring expenses.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class C Shares
	Year Ended August 31,			Four months ended August 31,		Year Ended April 30,
	2024	2023	2022	2021		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.04	$9.29	$10.85	$10.73		$9.58	$10.28
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.27	0.23	0.08		0.27	0.30
Net realized and unrealized gain (loss) on investment transactions	0.55	(0.26)	(1.56)	0.12		1.15	(0.70)
Total from investment operations	0.84	0.01	(1.33)	0.20		1.42	(0.40)
Less Dividends and Distributions:
Dividends from net investment income	(0.28)	(0.26)	(0.23)	(0.08)		(0.27)	(0.30)
Net asset value, end of period	$9.60	$9.04	$9.29	$10.85		$10.73	$9.58
Total Return(b):	9.45%	0.11%	(12.38)%	1.84%		14.94%	(4.09)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,936	$29,399	$44,197	$64,346		$65,412	$79,180
Average net assets (000)	$25,902	$35,863	$55,420	$65,052		$75,826	$94,394
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.62%	1.60%	1.58%	1.58	%(c)	1.57%	1.60%
Expenses before waivers and/or expense reimbursement	1.65%	1.64%	1.61%	1.61	%(c)	1.59%	1.60%
Net investment income (loss)	3.18%	2.96%	2.30%	2.13	%(c)	2.56%	2.85%
Portfolio turnover rate(d)(e)	68%	47%	58%	7%		25%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized, with the exception of certain non-recurring expenses.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund 33

Financial Highlights (continued)

Class Z Shares
	Year Ended August 31,			Four months ended August 31,		Year Ended April 30,
	2024	2023	2022	2021		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.02	$9.27	$10.83	$10.71		$9.57	$10.26
Income (loss) from investment operations:
Net investment income (loss)	0.39	0.36	0.33	0.11		0.37	0.40
Net realized and unrealized gain (loss) on investment transactions	0.56	(0.26)	(1.56)	0.12		1.14	(0.69)
Total from investment operations	0.95	0.10	(1.23)	0.23		1.51	(0.29)
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.35)	(0.33)	(0.11)		(0.37)	(0.40)
Net asset value, end of period	$9.59	$9.02	$9.27	$10.83		$10.71	$9.57
Total Return(b):	10.72%	1.13%	(11.52)%	2.19%		15.98%	(3.06)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$382,928	$268,681	$332,570	$512,347		$482,104	$337,094
Average net assets (000)	$332,529	$279,685	$437,004	$495,019		$411,850	$428,468
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.58%	0.58%	0.58%	0.57	%(c)	0.58%	0.62%
Expenses before waivers and/or expense reimbursement	0.62%	0.62%	0.61%	0.60	%(c)	0.61%	0.62%
Net investment income (loss)	4.21%	3.98%	3.30%	3.14	%(c)	3.52%	3.83%
Portfolio turnover rate(d)(e)	68%	47%	58%	7%		25%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized, with the exception of certain non-recurring expenses.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class R6 Shares
	Year Ended August 31,			Four months ended August 31,		Year Ended April 30,
	2024	2023	2022	2021		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.03	$9.28	$10.84	$10.72		$9.57	$10.27
Income (loss) from investment operations:
Net investment income (loss)	0.40	0.37	0.34	0.12		0.37	0.40
Net realized and unrealized gain (loss) on investment transactions	0.55	(0.26)	(1.56)	0.12		1.16	(0.70)
Total from investment operations	0.95	0.11	(1.22)	0.24		1.53	(0.30)
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.36)	(0.34)	(0.12)		(0.38)	(0.40)
Net asset value, end of period	$9.60	$9.03	$9.28	$10.84		$10.72	$9.57
Total Return(b):	10.81%	1.23%	(11.43)%	2.22%		16.19%	(3.13)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61,928	$45,831	$51,581	$40,009		$24,256	$9,028
Average net assets (000)	$52,290	$45,278	$50,468	$34,742		$15,737	$8,116
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.49%	0.49%	0.49%	0.48	%(c)	0.49%	0.59%
Expenses before waivers and/or expense reimbursement	0.57%	0.57%	0.56%	0.57	%(c)	0.65%	0.73%
Net investment income (loss)	4.31%	4.07%	3.41%	3.22	%(c)	3.55%	3.85%
Portfolio turnover rate(d)(e)	68%	47%	58%	7%		25%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized, with the exception of certain non-recurring expenses.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund 35

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 4 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Massachusetts Business Trust. These financial statements relate only to the PGIM Muni High Income Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information

PGIM Muni High Income Fund 37

Notes to Financial Statements (continued)

deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

PGIM Muni High Income Fund 39

Notes to Financial Statements (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.49% of average daily net assets up to $1 billion;	0.49%
0.44% of average daily net assets over $1 billion.

The Manager has contractually agreed, through December 31, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.58
R6	0.49

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended August 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$135,829	$1,512
C	—	1,560

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM Muni High Income Fund 41

Notes to Financial Statements (continued)

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended August 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$580,306,359	$493,837,131

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2024, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$125,992	$366,143,530	$358,436,457	$—	$—	$7,833,065	7,833,065	$493,642

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended August 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Tax-Exempt Income	Total Dividends and Distributions

$681,248	$—	$—	$28,302,950	$28,984,198

For the year ended August 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Tax-Exempt Income	Total Dividends and Distributions

$1,526	$—	$—	$26,041,298	$26,042,824

For the year ended August 31, 2024, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax Exempt Income

$—	$—	$11,563,153

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$808,892,378	$20,907,515	$(25,204,658)	$(4,297,143)

The difference between GAAP and tax basis was primarily attributable to losses on wash sales, the difference between financial and tax reporting with respect to accretion of market discount, mark-to-market futures contracts and defaulted securities.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of August 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$60,420,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31,

PGIM Muni High Income Fund 43

Notes to Financial Statements (continued)

2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.01 par value per share, currently divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6. The Fund currently does not have any Class B shares outstanding.

As of August 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	1,293	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	8	80.8

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Year ended August 31, 2024:
Shares sold	5,132,057	$47,625,978
Shares issued in reinvestment of dividends and distributions	1,231,843	11,408,152
Shares purchased	(7,538,094)	(69,507,731)
Net increase (decrease) in shares outstanding before conversion	(1,174,194)	(10,473,601)
Shares issued upon conversion from other share class(es)	558,635	5,199,563
Shares purchased upon conversion into other share class(es)	(466,058)	(4,380,315)
Net increase (decrease) in shares outstanding	(1,081,617)	$(9,654,353)

Year ended August 31, 2023:
Shares sold	5,450,213	$49,328,246
Shares issued in reinvestment of dividends and distributions	1,261,334	11,376,423
Shares purchased	(10,995,702)	(99,270,644)
Net increase (decrease) in shares outstanding before conversion	(4,284,155)	(38,565,975)
Shares issued upon conversion from other share class(es)	763,071	6,922,510
Shares purchased upon conversion into other share class(es)	(875,140)	(7,977,778)
Net increase (decrease) in shares outstanding	(4,396,224)	$(39,621,243)

Class C
Year ended August 31, 2024:
Shares sold	313,086	$2,901,077
Shares issued in reinvestment of dividends and distributions	79,230	732,330
Shares purchased	(675,838)	(6,203,153)
Net increase (decrease) in shares outstanding before conversion	(283,522)	(2,569,746)
Shares purchased upon conversion into other share class(es)	(477,157)	(4,426,834)
Net increase (decrease) in shares outstanding	(760,679)	$(6,996,580)

Year ended August 31, 2023:
Shares sold	364,104	$3,296,363
Shares issued in reinvestment of dividends and distributions	104,046	937,337
Shares purchased	(1,274,028)	(11,505,093)
Net increase (decrease) in shares outstanding before conversion	(805,878)	(7,271,393)
Shares purchased upon conversion into other share class(es)	(700,951)	(6,358,056)
Net increase (decrease) in shares outstanding	(1,506,829)	$(13,629,449)

PGIM Muni High Income Fund 45

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Class Z
Year ended August 31, 2024:
Shares sold	24,430,987	$223,974,534
Shares issued in reinvestment of dividends and distributions	1,288,866	11,948,881
Shares purchased	(15,626,659)	(143,258,293)
Net increase (decrease) in shares outstanding before conversion	10,093,194	92,665,122
Shares issued upon conversion from other share class(es)	439,844	4,115,254
Shares purchased upon conversion into other share class(es)	(372,799)	(3,412,752)
Net increase (decrease) in shares outstanding	10,160,239	$93,367,624

Year ended August 31, 2023:
Shares sold	14,891,159	$134,365,022
Shares issued in reinvestment of dividends and distributions	1,073,540	9,662,605
Shares purchased	(22,819,707)	(204,948,472)
Net increase (decrease) in shares outstanding before conversion	(6,855,008)	(60,920,845)
Shares issued upon conversion from other share class(es)	907,773	8,258,321
Shares purchased upon conversion into other share class(es)	(147,726)	(1,338,556)
Net increase (decrease) in shares outstanding	(6,094,961)	$(54,001,080)

Class R6
Year ended August 31, 2024:
Shares sold	2,627,159	$24,254,351
Shares issued in reinvestment of dividends and distributions	233,735	2,166,528
Shares purchased	(1,800,489)	(16,422,764)
Net increase (decrease) in shares outstanding before conversion	1,060,405	9,998,115
Shares issued upon conversion from other share class(es)	341,276	3,119,359
Shares purchased upon conversion into other share class(es)	(23,392)	(214,275)
Net increase (decrease) in shares outstanding	1,378,289	$12,903,199

Share Class	Shares	Amount

Year ended August 31, 2023:
Shares sold	2,476,603	$22,347,207
Shares issued in reinvestment of dividends and distributions	198,110	1,784,647
Shares purchased	(3,213,602)	(28,880,663)
Net increase (decrease) in shares outstanding before conversion	(538,889)	(4,748,809)
Shares issued upon conversion from other share class(es)	64,440	584,669
Shares purchased upon conversion into other share class(es)	(9,883)	(91,110)
Net increase (decrease) in shares outstanding	(484,332)	$(4,255,250)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 27, 2024 will provide a commitment of $1,200,000,000 through September 25, 2025. The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended August 31, 2024.

PGIM Muni High Income Fund 47

Notes to Financial Statements (continued)

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Insured Municipal Bonds Risk: The Fund may purchase municipal bonds that are insured to attempt to reduce credit risk. Although insurance coverage reduces credit risk by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on factors relating to the insurer’s creditworthiness or ability to satisfy its obligations. The Fund cannot be certain that any insurance company will make the payments it guarantees.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be elevated. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no

PGIM Muni High Income Fund 49

Notes to Financial Statements (continued)

willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

PGIM Muni High Income Fund 51

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 4 and Shareholders of PGIM Muni High Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Muni High Income Fund (the “Fund”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended August 31, 2024, for the period May 1, 2021 through August 31, 2021 and for the year ended April 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the three years in the period ended August 31, 2024, for the period May 1, 2021 through August 31, 2021 and for the year ended April 30, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended April 30, 2020 and the financial highlights for each of the year ended on or prior to April 30, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated June 15, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

October 22, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Muni High Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify

1  PGIM Muni High Income Fund is the sole series of Prudential Investment Portfolios 4.

PGIM Muni High Income Fund

Approval of Advisory Agreements (continued)

any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

Visit our website at pgim.com/investments

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional

PGIM Muni High Income Fund

Approval of Advisory Agreements (continued)

technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended August 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

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The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its custom benchmark index over the one-and ten-year periods and underperformed over the other periods.

●

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses), caps total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.58% of average daily net assets for Class Z shares, and 0.49% of average daily net assets for Class R6 shares through December 31, 2024.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Muni High Income Fund

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 22, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	October 22, 2024